AB Active ETF, Inc.

AB California Intermediate Municipal ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.1%
Long-Term Municipal Bonds – 90.4%
California – 84.3%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.58% (MUNIPSA + 0.30%), 04/01/2056(a)	$5,000	$4,988,073
2.69% (MUNIPSA + 0.41%), 04/01/2056(a)	13,415	13,337,881
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2035	1,000	1,089,638
5.00%, 07/01/2038	2,695	2,868,011
5.25%, 07/01/2042	950	1,000,398
5.25%, 07/01/2044	8,865	9,263,401
AG Series 2024-B 4.00%, 07/01/2039	4,500	4,337,213
4.125%, 07/01/2041	3,000	2,850,380
AG Series 2026-B 5.25%, 07/01/2038	2,200	2,422,558
5.25%, 07/01/2039	2,250	2,451,686
Series 2026-B 5.00%, 07/01/2036	1,000	1,098,804
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	1,265	1,355,946
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,196,736
Series 2025C 5.00%, 12/01/2055	7,600	7,873,541
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024B 5.00%, 01/01/2055	7,000	7,107,397
Series 2024G 5.00%, 11/01/2055	13,000	13,210,722
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	7,800	8,210,951
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,250	1,325,656
Series 2026 5.00%, 02/01/2031	3,125	3,282,923
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	17,000	17,833,405
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	7,015	7,061,274
Series 2023 5.00%, 12/01/2053	9,590	9,913,157
5.25%, 11/01/2054	1,000	1,047,847
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,450,066

	Principal Amount (000)	U.S. $ Value

Series 2023 4.068% (SOFR + 1.63%), 07/01/2053(a)	$5,000	$5,067,965
4.108% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,086,735
5.00%, 02/01/2054	16,770	17,453,725
Series 2024-E 5.00%, 02/01/2055	1,185	1,241,067
Series 2026-A 3.888% (SOFR + 1.45%), 04/01/2056(a)	1,500	1,490,469
5.00%, 04/01/2056	1,000	1,051,674
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	14,250	15,213,533
Series 2025G 5.00%, 12/01/2035	4,500	4,815,133
Series 2026 5.00%, 06/01/2036	2,040	2,179,591
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	4,175	4,285,918
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	7,795	8,198,414
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	2,000	2,123,271
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	10,000	10,688,397
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	4,450	3,429,377
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,330	1,130,470
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,483,539
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2037	510	497,972
4.00%, 06/01/2038	1,000	967,346
5.00%, 06/01/2027	800	812,321
5.00%, 06/01/2028	700	724,354
5.00%, 06/01/2030	500	529,515
5.00%, 06/01/2031	400	421,450
5.00%, 06/01/2032	300	314,252
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	790	795,467
California Enterprise Development Authority (Milken Community School) Series 2026 5.00%, 07/01/2033	1,000	1,093,318

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2044(b)	$2,000	$1,992,146
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	340	339,405
4.00%, 06/01/2031(b)	2,000	1,971,181
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	1,265	1,360,702
5.00%, 12/01/2036	1,000	1,063,521
Series 2025 5.00%, 12/01/2032	5,500	5,918,060
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,515,551
5.00%, 11/15/2028	6,000	6,046,934
5.00%, 11/15/2029	7,000	7,052,816
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,221,629
Series 2025 4.78% (MUNIPSA + 2.50%), 11/15/2051(a)	1,850	1,852,345
California Health Facilities Financing Authority (Children’s Hospital of Orange County Obligated Group) Series 2024 5.00%, 11/01/2054	6,550	7,119,123
California Health Facilities Financing Authority (Rady Children’s Hospital Obligated Group) Series 2026 5.00%, 08/15/2047	3,000	3,252,500
California Health Facilities Financing Authority (Scripps Health Obligated Group) Series 2024-B 5.00%, 11/15/2061	8,000	8,655,408
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2029	1,280	1,316,135
Series 2026-A 5.00%, 11/15/2046	2,500	2,633,137
California Housing Finance Agency Series 2021-3, Class X 0.794%, 08/20/2036(c)	3,137	124,336
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033(a)	9,348	9,415,296
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	9,140	8,699,561
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	7,432	7,388,351
Series 2021-2, Class X 0.826%, 03/25/2035(c)	3,716	124,814

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	$1,845	$1,737,396
California Housing Finance Agency (Creekside Commons LP) Series 2026-C 2.95%, 11/01/2056	4,000	4,000,051
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	3,750	3,758,693
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(b)	16,200	16,197,236
California Infrastructure & Economic Development Bank (Museum Associates) Series 2026 3.25%, 06/01/2033	1,675	1,656,340
California Municipal Finance Authority (5909 Variel LP) Series 2026 2.95%, 06/01/2056	3,000	2,988,899
California Municipal Finance Authority (Ascent 613) Series 2025-A 5.25%, 01/01/2045(b)	2,500	2,490,549
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2036(b)	1,000	1,000,455
California Municipal Finance Authority (California Municipal Finance Authority) Series 2026 4.301%, 06/20/2046	999	948,393
5.35%, 06/20/2046	3,555	3,736,662
Series 2026-2 4.50%, 03/20/2048	1,180	1,184,432
California Municipal Finance Authority (Clay Lacy Santa Ana LLC) Series 2026 5.00%, 01/01/2041(b)	2,825	2,868,865
California Municipal Finance Authority (CMFA 2025-1) Series 2025-2, Class A1 3.537%, 02/20/2041	3,549	3,189,835
California Municipal Finance Authority (CMFA 2025-2) Series 2025-2, Class A1 4.335%, 11/20/2040	2,855	2,756,512
Series 2025-2, Class A2 4.335%, 11/20/2040	2,284	2,101,977
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	2,191	2,072,969
Series 2026-1, Class B 9.985%, 12/20/2043	1,000	992,075
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(b)	2,250	2,225,075

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (EL Camino PA LP) Series 2026 2.50%, 03/01/2046	$2,000	$1,965,561
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,015,930
California Municipal Finance Authority (Gateways Hospital & Mental Health Center) Series 2026 5.00%, 09/01/2046	2,140	2,092,989
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	1,100	959,761
5.00%, 12/31/2026	2,200	2,210,345
5.00%, 12/31/2028	1,000	1,030,092
5.00%, 06/30/2029	1,050	1,080,421
5.00%, 12/31/2029	2,150	2,211,193
5.00%, 12/31/2031	2,250	2,307,997
5.00%, 12/31/2033	1,500	1,533,983
5.00%, 12/31/2043	2,000	2,010,379
California Municipal Finance Authority (Olive Park Apartments I) Series 2026 2.95%, 09/01/2056	2,125	2,121,920
California Municipal Finance Authority (Otay Affordable II V8 LP) Series 2026-A 2.95%, 06/01/2057(d)	1,200	1,199,743
California Municipal Finance Authority (PRG - Potrero Properties) Series 2026 5.00%, 06/30/2032	3,350	3,571,820
5.00%, 09/01/2045	1,000	1,041,629
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2034	410	443,861
5.00%, 04/01/2035	720	778,427
5.00%, 04/01/2038	500	529,691
5.00%, 04/01/2044	1,415	1,444,451
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	9,900	9,948,170
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2027(b)	1,075	1,079,104
Series 2019 5.00%, 11/21/2045(b)	1,000	1,012,179
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)	2,145	2,213,287
5.00%, 07/01/2039(b)	2,465	2,512,038
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	1,500	1,543,440

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	$1,305	$1,194,094
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	1,000	1,030,257
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2044(b)	2,000	1,746,976
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	530	530,040
Series 2016-A 5.00%, 06/01/2031(b)	1,700	1,667,684
California State Public Works Board (California State Public Works Board Lease) Series 2025 5.00%, 04/01/2045	2,385	2,518,680
California State Public Works Board (State of California Lease) Series 2024 5.05%, 04/01/2032	2,000	2,012,939
5.06%, 04/01/2033	1,000	1,003,083
California State University (California State University) Series 2017-A 5.00%, 11/01/2033	5,620	5,702,091
Series 2020-D 1.49%, 11/01/2028	1,500	1,406,347
Series 2021-B 2.274%, 11/01/2034	7,000	5,712,559
California Statewide Communities Development Authority (Bedford Sunterra Apartments) Series 2026 3.80%, 07/01/2036	5,750	5,623,935
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,225,488
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	729,208
5.00%, 04/01/2028	535	553,064
California Statewide Communities Development Authority (Foothill Almaden Terrace) Series 2026 3.80%, 07/01/2036	4,500	4,358,415
California Statewide Communities Development Authority (Kaiser Foundation Hospitals) Series 2019-P 5.00%, 04/01/2038	1,000	1,061,070
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(b)	3,250	3,250,985
Series 2019 5.00%, 06/01/2034(b)	755	767,967
5.00%, 06/01/2039(b)	1,800	1,804,223

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	$4,500	$4,503,344
Series 2018-A 5.00%, 12/01/2027(b)	250	255,359
5.00%, 12/01/2033(b)	1,000	1,018,457
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)	410	417,520
California Statewide Communities Development Authority (Redlands Community Hospital Obligated Group) Series 2016 5.00%, 10/01/2027	2,360	2,361,944
5.00%, 10/01/2028	1,230	1,231,769
5.00%, 10/01/2033	2,135	2,136,968
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	6,700	6,840,236
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	1,650	1,718,482
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	1,000	1,054,951
City & County of San Francisco CA (Sunnydale Block 9 Housing Partners) Series 2025 3.35%, 08/01/2029	3,815	3,843,559
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2027	1,000	1,008,531
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2017-A 4.00%, 06/01/2042	1,500	1,447,018
5.00%, 06/01/2032	1,565	1,590,769
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017-A 5.00%, 05/15/2028	1,440	1,459,919
5.00%, 05/15/2031	1,275	1,291,969
Series 2018 5.00%, 05/15/2031	3,000	3,133,032
5.00%, 05/15/2035	1,190	1,214,946
Series 2019-A 5.00%, 05/15/2038	4,315	4,421,054
Series 2020-C 5.00%, 05/15/2031	5,000	5,281,057
5.00%, 05/15/2039	2,655	2,725,801
Series 2021 5.00%, 05/15/2030	3,000	3,180,338
5.00%, 05/15/2033	4,735	5,066,371
5.00%, 05/15/2035	1,685	1,774,492
5.00%, 05/15/2040	2,000	2,055,835
Series 2021-D 4.00%, 05/15/2040	2,165	2,060,118
Series 2022 4.00%, 05/15/2036	1,300	1,289,381

	Principal Amount (000)	U.S. $ Value

5.00%, 05/15/2029	$2,225	$2,336,957
5.00%, 05/15/2032	4,000	4,289,795
Series 2022-A 4.00%, 05/15/2041	6,160	5,785,516
Series 2025 5.00%, 05/15/2030	4,500	4,770,507
5.00%, 05/15/2036	2,630	2,845,249
5.00%, 05/15/2037	1,065	1,142,116
Series 2026-B 5.25%, 05/15/2043(d)	13,120	13,888,926
City of Los Angeles Department of Airports (Prerefunded - US Treasuries) Series 2017 5.00%, 05/15/2029	1,145	1,145,146
Series 2021 5.00%, 05/15/2033	265	287,415
City of Manhattan Beach CA (City of Manhattan Beach CA COP) Series 2025-A 5.00%, 07/01/2055	2,470	2,546,019
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2028	1,010	1,029,458
5.00%, 09/01/2030	1,290	1,308,381
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	995	995,862
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2027	2,480	2,506,036
City of Upland CA (San Antonio Regional Hospital) Series 2017 4.00%, 01/01/2042	1,000	892,926
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)	340	300,751
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	3,925	4,247,827
Compton Unified School District/CA (Compton Unified School District/CA) Series 2026-B 5.00%, 07/01/2043(d)	2,790	2,996,405
Contra Costa Transportation Authority Sales Tax Revenue (Contra Costa Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 03/01/2030	1,250	1,265,571
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033	675	675,000
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2018-C 5.00%, 07/01/2027	1,000	1,017,747
5.00%, 07/01/2033	1,005	1,032,482
5.00%, 07/01/2038	5,000	5,084,159

	Principal Amount (000)	U.S. $ Value

Series 2025-A 5.00%, 07/01/2029	$2,100	$2,208,373
5.00%, 07/01/2039	1,320	1,384,191
5.00%, 07/01/2040	2,250	2,339,284
5.25%, 07/01/2043	1,150	1,212,475
5.25%, 07/01/2044	1,500	1,574,437
Series 2026-A 5.00%, 07/01/2041	1,250	1,363,283
County of Santa Barbara CA (County of Santa Barbara CA COP) Series 2018-B 5.00%, 12/01/2030	1,100	1,140,210
5.25%, 12/01/2032	2,740	2,834,106
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	3,325	2,802,698
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	1,500	1,240,119
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	4,000	3,291,582
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	4,985	3,877,251
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	3,110	2,757,420
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	1,000	828,219
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	3,696,419
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	2,330	2,076,992
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,000	1,687,631
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	2,996	2,540,827
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	3,079,794
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	999,493

	Principal Amount (000)	U.S. $ Value

East County Advanced Water Purification Joint Powers Authority (East County Advanced Water Purification Joint Powers Authority) Series 2024 3.125%, 09/01/2026	$5,000	$5,000,000
5.00%, 09/01/2026	5,500	5,500,000
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	902	819,329
Series 2022-ML13, Class XCA 0.966%, 07/25/2036(c)	2,436	103,284
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2026-M 4.416%, 07/25/2042	5,000	5,000,000
Fontana Redevelopment Agency Successor Agency (Fontana Redevelopment Agency Successor Agency) Series 2017-A 5.00%, 10/01/2031	1,750	1,788,034
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,000	768,253
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) AG Series 2015 Zero Coupon, 01/15/2035	3,000	2,195,641
Series 2021-C 4.00%, 01/15/2043	1,889	1,750,197
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	5,675	5,133,408
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,165	2,742,021
3.115%, 06/01/2038	2,500	2,019,006
Inland Empire Tobacco Securitization Corp. (Inland Empire Tobacco Securitization) Series 2019 3.678%, 06/01/2038	1,000	968,700
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	3,700	4,073,742
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev) Series 2026-A 5.00%, 06/01/2042(d)	1,600	1,676,832
5.00%, 06/01/2043(d)	1,350	1,408,590
5.00%, 06/01/2044(d)	1,350	1,401,748
5.00%, 06/01/2045(d)	1,375	1,422,965
5.00%, 06/01/2046(d)	1,350	1,388,974
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2039	2,500	2,596,862
Series 2023-D 5.00%, 07/01/2042	1,285	1,330,017
Series 2024-B 5.00%, 07/01/2036	2,000	2,159,350
5.00%, 07/01/2037	2,540	2,722,958
5.00%, 07/01/2038	2,055	2,182,356
5.00%, 07/01/2039	1,845	1,939,511

	Principal Amount (000)	U.S. $ Value

Series 2024-C 5.00%, 07/01/2041	$1,070	$1,112,399
5.00%, 07/01/2042	1,000	1,037,214
Series 2024-D 5.00%, 07/01/2043	5,930	6,120,761
Series 2024-E 5.00%, 07/01/2039	2,000	2,108,375
BAM Series 2025-A 5.00%, 07/01/2043	1,750	1,815,428
Series 2025-B 5.00%, 07/01/2033	3,665	4,027,841
5.00%, 07/01/2034	2,000	2,202,152
Series 2026-B 5.00%, 07/01/2046	6,155	6,335,377
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2038	1,000	1,042,824
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2023-A 5.00%, 07/01/2035	1,040	1,124,048
5.00%, 07/01/2042	2,125	2,205,797
Series 2025-A 5.00%, 01/01/2030	10,000	10,558,267
Series 2025-B 5.00%, 07/01/2032	1,000	1,092,394
5.00%, 07/01/2033	1,300	1,432,037
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2018-B 5.00%, 07/01/2029	9,020	9,301,291
Series 2026-A 5.00%, 07/01/2028	2,510	2,623,532
Los Angeles Unified School District/CA (Prerefunded - Others) Series 2016-B 5.00%, 07/01/2030	2,500	2,504,244
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033	1,650	1,720,044
5.00%, 04/01/2034	1,100	1,143,435
5.00%, 04/01/2035	1,150	1,190,812
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	6,785	7,947,671
Series 2009-B 6.50%, 11/01/2039	2,180	2,553,563
7.00%, 11/01/2034	7,055	8,294,463
Series 2009-C 7.00%, 11/01/2034	1,000	1,175,686
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	10,000	10,402,852
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) BAM Series 2021 3.115%, 08/01/2040	1,120	872,000

	Principal Amount (000)	U.S. $ Value

Orange County Community Facilities District (County of Orange CA Community Facilities District No. 2025-1 Improvement Area 1) Series 2026 5.00%, 08/15/2041	$1,035	$1,063,347
5.00%, 08/15/2046	1,500	1,516,437
Pittsburg Successor Agency Redevelopment Agency (Prerefunded - US Treasuries) AG Series 2016-A 5.00%, 09/01/2027	2,785	2,785,000
Port of Los Angeles (Port of Los Angeles) Series 2024-A 5.00%, 08/01/2029	1,295	1,366,571
5.00%, 08/01/2030	2,110	2,256,749
5.00%, 08/01/2031	1,250	1,351,305
5.00%, 08/01/2035	2,330	2,524,053
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	2,905	2,844,756
5.00%, 09/01/2042	2,510	2,515,144
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.197% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,345,080
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2021-B 5.00%, 07/01/2028	4,945	5,130,558
5.00%, 07/01/2030	1,060	1,128,374
5.00%, 07/01/2038	3,500	3,640,525
5.00%, 07/01/2046	2,000	2,024,748
Series 2023 5.00%, 07/01/2041	10,320	10,667,965
5.25%, 07/01/2037	3,020	3,267,626
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2025-Z 5.00%, 07/01/2039	875	959,067
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,650	2,657,719
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2034	11,015	11,442,124
5.00%, 05/01/2035	1,000	1,035,714
Series 2019-E 5.00%, 05/01/2034	3,450	3,583,779
5.00%, 05/01/2035	3,275	3,391,962
5.00%, 05/01/2036	3,385	3,495,799
5.00%, 05/01/2045	1,000	1,008,533
Series 2021-A 5.00%, 05/01/2031	2,500	2,690,345
Series 2022-A 5.00%, 05/01/2031	1,500	1,614,207
Series 2022-C 2.583%, 05/01/2030	1,625	1,510,240
Series 2023-E 5.00%, 05/01/2033	5,080	5,531,580
Series 2024 5.00%, 05/01/2035	13,000	14,125,882
5.00%, 05/01/2036	1,950	2,103,233

	Principal Amount (000)	U.S. $ Value

5.00%, 05/01/2039	$5,860	$6,169,061
5.25%, 05/01/2044	10,000	10,507,415
Series 2025-D 5.00%, 05/01/2031	2,000	2,152,276
Series 2026-A 5.25%, 05/01/2045	1,000	1,057,923
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	7,120	7,679,227
San Juan Unified School District (San Juan Unified School District) Series 2026 4.00%, 08/01/2045	1,000	958,339
San Mateo Union High School District (San Mateo Union High School District) Series 2026 5.00%, 09/01/2029	1,150	1,236,186
5.00%, 09/01/2030	1,830	2,003,907
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,005,522
5.00%, 09/01/2030	1,365	1,371,979
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2029	1,000	1,076,448
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,500	3,633,799
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2035	2,645	2,863,746
5.00%, 07/01/2036	2,000	2,151,051
5.00%, 07/01/2039	2,000	2,096,403
5.00%, 07/01/2041	1,100	1,143,667
Series 2024 5.00%, 07/01/2040	3,200	3,358,105
5.00%, 07/01/2042	1,650	1,717,143
5.00%, 07/01/2044	1,995	2,056,095
BAM Series 2025 5.00%, 07/01/2035	1,950	2,159,253
5.25%, 07/01/2042	2,175	2,323,782
5.25%, 07/01/2045	1,730	1,825,739
Series 2026-A 5.00%, 07/01/2029	1,150	1,219,302
Southern California Public Power Authority (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033	1,000	1,051,619
State of California (State of California) Series 2009 7.30%, 10/01/2039	1,000	1,111,758
7.55%, 04/01/2039	1,000	1,152,626
Series 2016 5.00%, 09/01/2034	3,500	3,504,581
Series 2023 6.00%, 03/01/2033	5,000	5,269,957
Series 2024 5.00%, 08/01/2037	1,000	1,100,474

	Principal Amount (000)	U.S. $ Value

5.00%, 08/01/2039	$1,000	$1,078,277
5.15%, 09/01/2034	2,000	2,015,777
Series 2025 5.00%, 11/01/2027	7,000	7,198,974
Series 2026 5.00%, 08/01/2037(d)	6,000	6,791,896
Sweetwater Union High School District (Sweetwater Union High School District) Series 2016 5.00%, 08/01/2030	3,205	3,212,043
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 4.00%, 06/01/2034	1,000	1,012,151
4.00%, 06/01/2036	1,015	1,018,839
4.00%, 06/01/2038	1,210	1,198,836
4.00%, 06/01/2040	1,150	1,105,955
5.00%, 06/01/2027	1,500	1,524,000
5.00%, 06/01/2028	1,220	1,264,139
5.00%, 06/01/2030	1,500	1,604,470
5.00%, 06/01/2032	1,300	1,391,828
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2031	500	517,243
5.00%, 10/01/2032	950	979,806
5.00%, 10/01/2034	600	614,969
5.00%, 10/01/2035	600	612,556
5.00%, 10/01/2036	800	813,704
5.00%, 10/01/2037	1,375	1,392,774
5.00%, 10/01/2038	1,000	1,008,859
Tustin Unified School District (Tustin Unified School District Community Facilities District No. 97-1) BAM Series 2026 5.00%, 09/01/2033	4,220	4,701,159
5.00%, 09/01/2034	2,555	2,861,271
University of California (University of California) Series 2017-A 5.00%, 05/15/2028	1,000	1,018,135
5.00%, 05/15/2029	3,000	3,051,453
5.00%, 05/15/2031	2,465	2,503,529
Series 2023-B 4.693%, 05/15/2033	6,260	6,195,220
Series 2025-C 5.50%, 05/15/2040	2,000	2,250,954
Washington Township Health Care District (Washington Township Health Care District) Series 2023-A 5.00%, 07/01/2040	400	403,429
5.00%, 07/01/2041	360	361,198
5.00%, 07/01/2042	350	350,201
5.00%, 07/01/2043	275	273,574
AG Series 2023-B 4.125%, 08/01/2041	750	722,052
4.125%, 08/01/2042	275	261,595
4.25%, 08/01/2043	370	354,657

		1,018,345,706

American Samoa – 0.1%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2030(b)	1,000	1,031,954

	Principal Amount (000)	U.S. $ Value

American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	$340	$348,996

		1,380,950

Florida – 0.1%
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	132,948
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	150	127,240
Zero Coupon, 10/01/2031	185	149,882
Zero Coupon, 10/01/2032	100	77,305
Zero Coupon, 10/01/2033	250	184,259
Zero Coupon, 10/01/2034	270	188,902
New River Community Development District (New River Community Development District) Series 2006-B 5.00%, 05/01/2013(e) (f)	405	4

		860,540

Georgia – 0.2%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2032	460	475,185
5.00%, 01/01/2035	250	256,944
5.00%, 01/01/2036	1,590	1,630,781

		2,362,910

Guam – 1.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027	825	809,573
Series 2023 5.00%, 10/01/2028	875	895,841
5.125%, 10/01/2034	140	148,290
5.375%, 10/01/2040	275	284,621
Series 2024-A 5.00%, 10/01/2027	155	157,345
5.00%, 10/01/2031	600	628,233
5.00%, 10/01/2033	600	632,993
5.00%, 10/01/2034	450	475,362
Guam Department of Education (Guam Dept. of Education COP) Series 2020 4.25%, 02/01/2030	1,225	1,218,637
5.00%, 02/01/2040	1,090	1,057,253
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	1,045	1,045,785
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2028	3,000	3,094,312
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,002,371
5.00%, 12/01/2029	455	455,892

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2030	$730	$731,229
5.00%, 12/01/2032	675	675,819
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	355	366,923
Series 2025-G 5.00%, 01/01/2033	1,200	1,289,607
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2031	1,000	1,060,342
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	795	810,419
5.00%, 11/01/2028	955	987,892
5.00%, 11/01/2029	1,000	1,045,734
5.00%, 11/01/2030	820	864,796

		19,739,269

Illinois – 0.4%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2026	3,250	3,268,730
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL Sales Tax Revenue) 6.00%, 01/01/2026(e) (f)	3,042	1,064,804

		4,333,534

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e) (g)	25	2

Kentucky – 0.3%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027	260	261,948
5.00%, 02/01/2030	160	167,965
5.00%, 02/01/2031	200	209,644
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,527,692

		4,167,249

Missouri – 0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	150	151,746

New Jersey – 1.1%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,417,818
5.00%, 06/15/2029	6,660	6,691,947
Series 2018-A 5.00%, 06/15/2028	2,710	2,724,993
5.00%, 06/15/2029	1,290	1,296,188

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2028	$1,000	$1,033,925

		13,164,871

New York – 0.0%
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	220	216,514

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2036	1,175	1,222,822

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,484	3,742,657

Pennsylvania – 0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(b)	1,000	1,018,995

Puerto Rico – 1.5%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,680	1,225,975
4.00%, 07/01/2035	3,170	3,121,857
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	2,010	2,126,909
5.00%, 07/01/2035(b)	1,735	1,806,554
Series 2021-B 5.00%, 07/01/2029(b)	1,135	1,187,198
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2027	1,720	1,729,548
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,665	1,844,668
6.75%, 01/01/2045	1,000	1,117,561
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	2,500	2,276,605
Zero Coupon, 07/01/2033	1,516	1,198,348

		17,635,223

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2031	830	866,762

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.2%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(b)	$770	$770,886
5.00%, 10/01/2027(b)	805	817,388
5.00%, 10/01/2028(b)	700	722,923
5.00%, 10/01/2029(b)	320	333,890

		2,645,087

Total Long-Term Municipal Bonds (cost $1,115,505,764)		1,091,854,837

Short-Term Municipal Notes – 11.7%
California – 11.7%
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2012 2.30%, 09/01/2028(h)	1,100	1,100,000
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027	40,000	40,840,144
City of Oakland CA (City of Oakland CA) Series 2026 5.00%, 06/30/2027	5,000	5,104,436
City of San Diego CA (City of San Diego CA) Series 2026 5.00%, 06/30/2027	35,000	35,748,996
County of Los Angeles CA (County of Los Angeles CA) Series 2026-A 5.00%, 06/30/2027	30,000	30,636,966
County of Riverside CA (County of Riverside CA) Series 2026 5.00%, 06/30/2027	12,235	12,508,128
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.73%, 10/01/2047(b) (h)	5,000	5,000,000
State of California (State of California) Series 2026 5.00%, 08/01/2027(d)	10,000	10,223,998

Total Short-Term Municipal Notes (cost $141,032,804)		141,162,668

Total Municipal Obligations (cost $1,256,538,568)		1,233,017,505

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $204,380)	204	205,373

U.S. $ Value

Total Investments – 102.1% (cost $1,256,742,948)(i)	$1,233,222,878
Other assets less liabilities – (2.1)%	(24,892,406)

Net Assets – 100.0%	$1,208,330,472

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.01%	USD	7,448	$(663,562)	$(266,875)	$(396,687)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,200	10/15/2028	CPI#	3.020%	Maturity	$37,259	$—	$37,259
USD	13,413	10/15/2029	2.451%	CPI#	Maturity	178,793	106,579	72,214
USD	10,800	10/15/2029	2.485%	CPI#	Maturity	126,338	72,210	54,128
USD	11,700	10/15/2030	2.615%	CPI#	Maturity	28,870	—	28,870
USD	6,560	10/15/2030	CPI#	2.840%	Maturity	52,781	—	52,781

						$424,041	$178,789	$245,252

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	18,000	06/15/2033	1 Day SOFR	4.004%	Annual	$(284,266)	$—	$(284,266)
USD	7,900	08/15/2033	1 Day SOFR	4.110%	Annual	(81,529)	—	(81,529)
USD	6,200	06/15/2034	3.543%	1 Day SOFR	Annual	318,205	12,162	306,043
USD	11,000	08/15/2034	3.545%	1 Day SOFR	Annual	574,907	26,018	548,889
USD	3,670	08/15/2034	3.272%	1 Day SOFR	Annual	259,594	77,244	182,350
USD	7,800	09/25/2035	3.587%	1 Day SOFR	Annual	461,166	24,125	437,041
USD	11,700	10/25/2035	3.521%	1 Day SOFR	Annual	757,617	—	757,617

						$2,005,694	$139,549	$1,866,145

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $103,767,958 or 8.6% of net assets.

(c)	IO - Interest Only.

(d)	When-Issued or delayed delivery security.

(e)	Non-income producing security.

(f)	Defaulted matured security.

(g)	Defaulted.

(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,394,063 and gross unrealized depreciation of investments was $29,199,423, resulting in net unrealized depreciation of $21,805,360.

As of August 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

AB Active ETF, Inc.

AB California Intermediate Municipal ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$1,091,854,837	$-0-	$1,091,854,837
Short-Term Municipal Notes	-0-	141,162,668	-0-	141,162,668
Asset-Backed Securities	-0-	205,373	-0-	205,373

Total Investments in Securities	-0-	1,233,222,878	-0-	1,233,222,878
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	424,041	-0-	424,041
Centrally Cleared Interest Rate Swaps	-0-	2,371,489	-0-	2,371,489
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(663,562)	-0-	(663,562)
Centrally Cleared Interest Rate Swaps	-0-	(365,795)	-0-	(365,795)

Total	$-0-	$1,234,989,051	$-0-	$1,234,989,051

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.